Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Sep. 28, 2021
C000229338
Account Value [Line Items]
Line Graph and Table Measure Name	QM U.S. Bond ETF (Based on Net Asset Value)
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Regulatory/Strategy Benchmark
Account Value	$ 9,361	$ 9,338	$ 8,889	$ 9,165	$ 8,468	$ 8,885	$ 9,021	$ 8,977	$ 8,438	$ 9,195	$ 9,060	$ 9,796	$ 10,007	$ 10,000